	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND
	September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 99.6%			Automobiles 0.3%
Communication Services 11.3%			Ferrari	17,544	2,703
					2,703
Diversified Telecommunication Services 1.5%
			Hotels, Restaurants & Leisure 2.5%
AT&T	220,640	8,349
Verizon Communications	103,059	6,221	Darden Restaurants	8,149	963
			Hilton Worldwide Holdings	20,212	1,882
		14,570
			Marriott International, Class A	17,257	2,146
Entertainment 1.8%			McDonald's	39,387	8,457
Activision Blizzard	39,898	2,111	MGM Resorts International	55,632	1,542
Electronic Arts (1)	30,731	3,006	Restaurant Brands International	29,390	2,091
Netflix (1)	22,572	6,041	Royal Caribbean Cruises	9,938	1,077
Walt Disney	46,073	6,004	Starbucks	23,845	2,108
		17,162	Wynn Resorts	8,926	971
Interactive Media & Services 5.7%			Yum! Brands	18,480	2,096
Alphabet, Class A (1)	9,582	11,701			23,333
Alphabet, Class C (1)	17,002	20,725	Household Durables 0.1%
Facebook, Class A (1)	117,262	20,882	NVR (1)	382	1,420
		53,308			1,420
Media 2.2%			Internet & Direct Marketing Retail 3.9%
Altice USA, Class A (1)	26,698	766	Amazon.com (1)	17,886	31,049
Charter Communications,			Booking Holdings (1)	2,804	5,503
Class A (1)	6,821	2,811
Comcast, Class A	284,802	12,839			36,552
DISH Network, Class A (1)	7,511	256	Multiline Retail 0.4%
Liberty Broadband, Class C (1)	34,874	3,650	Dollar General	16,538	2,628
		20,322	Dollar Tree (1)	11,060	1,263
Wireless Telecommunication Services 0.1%					3,891
T-Mobile US (1)	9,813	773	Specialty Retail 2.5%
		773	AutoZone (1)	1,392	1,510
Total Communication Services		106,135	Burlington Stores (1)	4,936	986
			Home Depot	36,583	8,488
Consumer Discretionary 11.3%
			Lowe's	22,999	2,529
Auto Components 0.6%			O'Reilly Automotive (1)	7,219	2,877
Aptiv	28,926	2,529	Ross Stores	33,187	3,646
Garrett Motion (1)	3,133	31	TJX	38,308	2,135
Magna International	52,239	2,786	Ulta Beauty (1)	3,213	805
		5,346			22,976

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 1.0%			Energy 3.9%

Kontoor Brands	2,254	79
			Energy Equipment & Services 0.3%
NIKE, Class B	68,450	6,429
			Halliburton	113,238	2,134
Tapestry	39,272	1,023
			Schlumberger	31,802	1,087
VF	20,747	1,846
					3,221
		9,377
			Oil, Gas & Consumable Fuels 3.6%
Total Consumer Discretionary		105,598
			BP, ADR	23,781	903
Consumer Staples 7.0%
			Cabot Oil & Gas	26,447	465

Beverages 1.9%			Chevron	27,080	3,212

Coca-Cola	88,850	4,837	Concho Resources	27,803	1,888

Keurig Dr Pepper	48,908	1,336	ConocoPhillips	33,924	1,933

Monster Beverage (1)	35,688	2,072	EOG Resources	18,611	1,381

PepsiCo	70,399	9,652	Exxon Mobil	140,671	9,933

		17,897	Hess	16,674	1,009
			Marathon Petroleum	39,908	2,424
Food & Staples Retailing 1.0%
			Occidental Petroleum	66,774	2,969
Costco Wholesale	17,875	5,150
			Pioneer Natural Resources	9,122	1,147
Walmart	34,893	4,141
			Targa Resources	20,214	812

		9,291	TC Energy	47,220	2,446

Food Products 1.5%			TOTAL, ADR	53,273	2,770

Bunge	10,593	600			33,292

Campbell Soup	30,299	1,422	Total Energy		36,513
Conagra Brands	129,351	3,968
			Financials 13.0%
Corteva	9,174	257

Mondelez International, Class A	91,940	5,086	Banks 5.5%

Tyson Foods, Class A	27,311	2,352	Bank of America	151,538	4,420

		13,685	Citigroup	143,841	9,936
			Fifth Third Bancorp	178,290	4,882
Household Products 1.5%
			First Republic Bank	23,918	2,313
Kimberly-Clark	22,776	3,235
			JPMorgan Chase	135,227	15,915
Procter & Gamble	91,186	11,342
			KeyCorp	16,924	302
		14,577
			PNC Financial Services Group	13,355	1,872

Tobacco 1.1%			U. S. Bancorp	8,900	492

Altria Group	78,185	3,198	Wells Fargo	237,243	11,967

Philip Morris International	92,978	7,060			52,099

		10,258	Capital Markets 2.6%

Total Consumer Staples		65,708	Ameriprise Financial	6,466	951

			Cboe Global Markets	21,347	2,453

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Charles Schwab	89,205	3,732	BioMarin Pharmaceutical (1)	5,845	394
CME Group	8,401	1,776	Gilead Sciences	32,335	2,049
E*TRADE Financial	17,000	743	Incyte (1)	5,743	426
Intercontinental Exchange	48,251	4,452	Regeneron Pharmaceuticals (1)	1,109	308
KKR, Class A	33,407	897	Vertex Pharmaceuticals (1)	19,678	3,334
Morgan Stanley	66,425	2,834			22,514
Raymond James Financial	15,183	1,252
			Health Care Equipment & Supplies 3.0%
S&P Global	5,176	1,268
			Abbott Laboratories	30,900	2,586
State Street	20,289	1,201
			Becton Dickinson & Company	27,642	6,992
TD Ameritrade Holding	53,264	2,487
			Cooper	1,798	534
		24,046	Danaher	14,043	2,028
Consumer Finance 0.5%			Hologic (1)	31,527	1,592
Ally Financial	45,955	1,524	Intuitive Surgical (1)	11,992	6,475
Capital One Financial	17,354	1,579	Medtronic	25,427	2,762
Synchrony Financial	46,602	1,588	Stryker	21,286	4,604
		4,691			27,573
Diversified Financial Services 1.7%			Health Care Providers & Services 2.6%
AXA Equitable Holdings	111,921	2,480	AmerisourceBergen	3,576	294
Berkshire Hathaway, Class B (1)	55,148	11,472	Anthem	11,937	2,866
Voya Financial	34,924	1,901	Centene (1)	41,115	1,779
		15,853	Cigna	33,617	5,103
			CVS Health	59,660	3,763
Insurance 2.7%
			HCA Healthcare	19,615	2,362
American International Group	107,433	5,984
			McKesson	10,685	1,460
Chubb	39,457	6,370
			UnitedHealth Group	28,491	6,192
Fidelity National Financial	12,445	553
			WellCare Health Plans (1)	3,578	927
Marsh & McLennan	29,838	2,985
MetLife	70,266	3,314			24,746
Progressive	23,533	1,818	Life Sciences Tools & Services 0.9%
Willis Towers Watson	20,907	4,034	Agilent Technologies	31,605	2,422
		25,058	Thermo Fisher Scientific	19,090	5,560
Total Financials		121,747			7,982
Health Care 13.0%			Pharmaceuticals 4.1%
			Allergan	8,660	1,458
Biotechnology 2.4%
			Bristol-Myers Squibb	38,500	1,952
AbbVie	108,935	8,249
			Elanco Animal Health (1)	110,501	2,938
Alexion Pharmaceuticals (1)	14,336	1,404
			Eli Lilly	15,337	1,715
Amgen	24,795	4,798
			Johnson & Johnson	89,659	11,600
Biogen (1)	6,668	1,552
			Merck	74,839	6,300

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Pfizer	259,367	9,319	Illinois Tool Works	5,832	913
Zoetis	26,300	3,277	PACCAR	65,340	4,574
		38,559	Snap-on	5,823	912
Total Health Care		121,374	Wabtec	26,613	1,912
Industrials & Business Services 9.0%					16,000
			Professional Services 0.3%
Aerospace & Defense 2.8%
			CoStar Group (1)	886	526
Boeing	35,593	13,542
			Equifax	6,700	943
L3Harris Technologies	19,081	3,981
			TransUnion	21,913	1,777
Northrop Grumman	13,689	5,130
Textron	48,728	2,386			3,246
United Technologies	8,033	1,097	Road & Rail 0.7%
		26,136	JB Hunt Transport Services	27,473	3,040
			Kansas City Southern	9,908	1,318
Air Freight & Logistics 0.6%
			Union Pacific	14,267	2,311
United Parcel Service, Class B	47,689	5,714
					6,669
		5,714
			Total Industrials & Business Services		84,140
Airlines 0.6%
			Information Technology 22.6%
Alaska Air Group	20,233	1,313
Delta Air Lines	38,318	2,207	Communications Equipment 1.5%
United Airlines Holdings (1)	23,215	2,053	Cisco Systems	199,354	9,850
		5,573	Juniper Networks	46,266	1,145
			Motorola Solutions	19,616	3,343
Building Products 0.1%
Fortune Brands Home &					14,338
Security	19,934	1,090	Electronic Equipment, Instruments & Components 0.8%
		1,090	Amphenol, Class A	49,992	4,824
Commercial Services & Supplies 0.3%			CDW	8,600	1,060
Waste Connections	25,471	2,343	FLIR Systems	9,588	504
		2,343	Keysight Technologies (1)	4,848	472
					6,860
Industrial Conglomerates 1.9%
General Electric	719,482	6,432	IT Services 5.5%
Honeywell International	35,109	5,941	Accenture, Class A	32,072	6,169
Roper Technologies	14,010	4,996	Cognizant Technology
			Solutions, Class A	43,819	2,641
		17,369
			Fidelity National Information
Machinery 1.7%			Services	42,814	5,684
Cummins	5,346	870	Fiserv (1)	13,400	1,388
Flowserve	49,183	2,297	FleetCor Technologies (1)	11,499	3,298
Fortive	65,957	4,522	Global Payments	23,518	3,739
			Mastercard, Class A	40,780	11,074
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

PayPal Holdings (1)	26,177	2,712	Linde	32,921	6,377
VeriSign (1)	5,873	1,108	PPG Industries	15,759	1,868
Visa, Class A	81,302	13,985	RPM International	12,018	827
		51,798	Sherwin-Williams	3,508	1,929
			Westlake Chemical	11,602	760
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices	11,600	1,296			20,624
Applied Materials	115,094	5,743	Containers & Packaging 0.3%
Broadcom	14,759	4,075	Avery Dennison	13,007	1,477
Lam Research	8,365	1,933	International Paper	18,651	780
Marvell Technology Group	32,484	811	Packaging Corp. of America	2,925	311
Microchip Technology	33,615	3,123	Sealed Air	16,169	671
Micron Technology (1)	144,796	6,205			3,239
NVIDIA	43,252	7,529	Total Materials		23,863
NXP Semiconductors	12,193	1,330
			Real Estate 2.3%
QUALCOMM	77,200	5,889
Xilinx	7,802	748	Equity Real Estate Investment Trusts 2.3%
		38,682	American Tower, REIT	11,464	2,535
			AvalonBay Communities, REIT	11,866	2,555
Software 7.1%
			Crown Castle International, REIT	4,893	680
Intuit	11,758	3,127
			Equinix, REIT	1,964	1,133
Microsoft	296,623	41,240
			Equity Residential, REIT	23,363	2,015
Oracle	48,238	2,655
			JBG SMITH Properties, REIT	10,390	408
Paycom Software (1)	2,200	461
			Prologis, REIT	52,888	4,507
salesforce. com (1)	58,201	8,639
			Public Storage, REIT	8,079	1,982
Symantec	240,786	5,690
			Regency Centers, REIT	15,099	1,049
Synopsys (1)	16,650	2,285
			Simon Property Group, REIT	7,641	1,189
VMware, Class A	14,543	2,182
			SL Green Realty, REIT	10,475	856
		66,279	Vornado Realty Trust, REIT	11,244	716
Technology Hardware, Storage & Peripherals 3.6%			Weyerhaeuser, REIT	73,063	2,024
Apple	149,883	33,569	Total Real Estate		21,649

		33,569	Utilities 3.7%
Total Information Technology		211,526
			Electric Utilities 2.3%
Materials 2.5%
			Edison International	39,526	2,981
Chemicals 2.2%			Entergy	23,741	2,786
Air Products & Chemicals	11,062	2,454	Eversource Energy	31,632	2,704
Dow	42,235	2,012	NextEra Energy	39,887	9,293
DuPont de Nemours	52,094	3,715	Southern	53,445	3,301
International Flavors &					21,065
Fragrances	5,559	682
The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

			SHORT-TERM INVESTMENTS 0.1%
Gas Utilities 0.1%

Atmos Energy	12,194	1,389	Money Market Funds 0.1%
		1,389	T. Rowe Price Treasury Reserve
			Fund,
Multi-Utilities 1.1%			2.04% (2)(3)	352,106	352

CenterPoint Energy	34,900	1,053			352
NiSource	83,119	2,487
			U. S. Treasury Obligations 0.0%
Sempra Energy	46,226	6,824
			U. S. Treasury Bills,
		10,364	2.24%, 11/7/19 (4)	235,000	235

Water Utilities 0.2%					235
American Water Works	7,461	927	Total Short-Term Investments
Aqua America	22,391	1,004	(Cost $587)		587

		1,931
Total Utilities		34,749	Total Investments in Securities 99.7%
Total Common Stocks			(Cost $619,244)		$933,589
(Cost $618,657)		933,002	Other Assets Less Liabilities 0.3%		2,742
			Net Assets 100%		$936,331

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL U. S. STRUCTURED RESEARCH FUND

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long,14 S&P 500 E-Mini Index contracts	12/19	2,085	$(11)
Net payments (receipts) of variation margin to date			24
Variation margin receivable (payable) on open futures contracts			$13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund		$—		$—	$80
T. Rowe Price Short-Term Fund		—		—	—++
	$	—#		$—	$80+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Treasury Reserve Fund	$1,007		¤	¤	$352
T. Rowe Price Short-Term Fund	—		¤	¤	—
$352^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $80 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $352.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

UNAUDITED

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional U.S. Structured Research Fund, Inc. (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying
Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of
America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE INSTITUTIONAL U.S. STRUCTURED RESEARCH FUND

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$933,002	$—	$—	$933,002
Short-Term Investments	352	235	—	587
Total Securities	933,354	235	—	933,589
Futures Contracts	13	—	—	13
Total	$933,367	$235	$—	$933,602